Shareholders' Equity and Other Equity Instruments - Summary of Revaluation Reserves (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Investments FVOCI [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ (2,434)	€ (4,426)
Gross revaluation	(683)	1,605
Net (gains) / losses transferred to income statement	(13)	342
Movements in foreign currency translation and net foreign investment hedging reserves	(80)	464
Tax effect	113	(419)
Disposal of group assets		0
Other		0
Ending balance	(3,097)	(2,434)
Reserve of cash flow hedges [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	469	724
Gross revaluation	65	(97)
Net (gains) / losses transferred to income statement	(42)	(127)
Movements in foreign currency translation and net foreign investment hedging reserves	13	(79)
Tax effect	(5)	49
Disposal of group assets		0
Other		0
Ending balance	501	469
Insurance contracts [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	1,821	2,795
Gross revaluation	399	(833)
Net (gains) / losses transferred to income statement	0	0
Movements in foreign currency translation and net foreign investment hedging reserves	56	(297)
Tax effect	(86)	174
Disposal of group assets		0
Other		(17)
Ending balance	2,191	1,821
Reinsurance contracts held [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(2,384)	(2,808)
Gross revaluation	(169)	119
Net (gains) / losses transferred to income statement	0	0
Movements in foreign currency translation and net foreign investment hedging reserves	(69)	326
Tax effect	36	(22)
Disposal of group assets		0
Other		0
Ending balance	(2,586)	(2,384)
Investment contracts with DPF [member]
Disclosure of revaluation reserve [Line Items]
Gross revaluation	(1)
Ending balance	(1)
Revaluation account [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(2,519)	(3,706)
Gross revaluation	(388)	795
Net (gains) / losses transferred to income statement	(55)	215
Movements in foreign currency translation and net foreign investment hedging reserves	(79)	413
Tax effect	59	(218)
Disposal of group assets		(1)
Other		(17)
Ending balance	(2,984)	(2,519)
Real estate held for own use [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	8	9
Gross revaluation	0	1
Net (gains) / losses transferred to income statement	0	0
Movements in foreign currency translation and net foreign investment hedging reserves	0	(1)
Tax effect	0	0
Disposal of group assets		(1)
Other		0
Ending balance	€ 8	€ 8